Investment Securities (Tables)	12 Months Ended
Oct. 31, 2019
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

As at October 31 ($ millions)	2019	2018
Debt investment securities measured at FVOCI	$58,157	$55,843
Debt investment securities measured at amortized cost	21,845	20,743
Equity investment securities designated at FVOCI	1,561	1,305
Equity investment securities measured at FVTPL	796	505
Total investment securities	$82,359	$78,396

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities

	2019				2018
As at October 31 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$12,176	$216	$11	$12,381	$8,903	$38	$50	$8,891
Canadian provincial and municipal debt	3,203	42	4	3,241	4,403	3	54	4,352
U.S. treasury and other U.S. agency debt	19,527	384	22	19,889	19,298	6	163	19,141
Other foreign government debt	20,543	87	19	20,611	20,022	49	81	19,990
Other debt	2,012	24	1	2,035	3,503	6	40	3,469
Total	$57,461	$753	$57	$58,157	$56,129	$102	$388	$55,843

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost

	2019		2018
As at October 31 ($ millions)	Fair Value	Carrying value (1)	Fair Value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$7,575	$7,580	$6,530	$6,681
U.S. treasury and other U.S. agency debt	9,419	9,279	4,321	4,462
Other foreign government debt	1,979	1,970	3,086	3,131
Corporate debt	3,027	3,016	6,379	6,469
Total	$22,000	$21,845	$20,316	$20,743

(1)	Balances are net of impairment allowances of $0 (2018 – $1).

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income
The Bank has designated certain equity securities at FVOCI shown in the following table as these investments are held for strategic purposes.

As at October 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$146	$–	$53	$93
Common shares	1,262	223	17	1,468
Total	$1,408	$223	$70	$1,561

As at October 31, 2018 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$334	$–	$54	$280
Common shares	937	126	38	1,025
Total	$1,271	$126	$92	$1,305

Summary of Residual Term to Contractual Maturity of Financial Instruments
(d)	An analysis of the carrying value of investment securities is as follows:

	Remaining term to maturity
As at October 31, 2019 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$2,018	$766	$7,097	$1,153	$1,347	$–	$12,381
Yield (1) %	1.7	1.9	1.8	1.8	3.3	–	1.9
Canadian provincial and municipal debt	255	379	2,300	307	–	–	3,241
Yield (1) %	1.4	1.8	2.2	2.3	–	–	2.1
U.S. treasury and other U.S. agency debt	645	2,885	9,634	3,377	3,348	–	19,889
Yield (1) %	2.0	2.1	2.2	2.3	2.4	–	2.2
Other foreign government debt	6,176	6,958	5,444	1,830	203	–	20,611
Yield (1) %	1.4	1.3	3.8	3.8	3.4	–	2.2
Other debt	221	385	1,408	–	21	–	2,035
Yield (1) %	1.9	2.2	2.2	–	5.9	–	2.2
	9,315	11,373	25,883	6,667	4,919	–	58,157
Equity instruments
Preferred equity instruments	–	–	–	–	–	93	93
Common shares	–	–	–	–	–	1,468	1,468
						1,561	1,561
Total FVOCI	9,315	11,373	25,883	6,667	4,919	1,561	59,718
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	321	1,407	5,580	267	5	–	7,580
U.S. treasury and other U.S. agency debt	395	656	2,231	7	5,990	–	9,279
Other foreign government debt	189	384	811	490	96	–	1,970
Corporate debt	114	1,088	1,710	66	38	–	3,016
	1,019	3,535	10,332	830	6,129	–	21,845
Fair value through profit or loss
Equity instruments	–	–	–	–	–	796	796
Total investment securities	$10,334	$14,9 08	$36,21 5	$7,497	$11,04 8	$2,3 57	$82,359
Total by currency (in Canadian equivalent):
Canadian dollar	$2,117	$1,095	$13,029	$1,482	$1,208	$1,183	$20,114
U.S. dollar	1,716	7,271	19,520	3,977	9,513	675	42,672
Mexican peso	97	187	964	305	–	16	1,569
Other currencies	6,404	6,355	2,702	1,733	327	483	18,004
Total investment securities	$10,334	$14,908	$36,215	$7,497	$11,048	$2,357	$82,359

(1)	Represents the weighted-average yield of fixed income securities.

	Remaining term to maturity
As at October 31, 2018 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$1,439	$407	$5,878	$105	$1,062	$–	$8,891
Yield (1) %	0.6	1.5	2.0	2.6	3.5	–	1.9
Canadian provincial and municipal debt	1,092	1,107	2,084	64	5	–	4,352
Yield (1) %	1.7	1.8	1.8	3.2	2.9	–	1.8
U.S. treasury and other U.S. agency debt	322	3,517	13,485	1,654	163	–	19,141
Yield (1) %	1.8	2.0	2.4	3.1	3.2	–	2.4
Other foreign government debt	6,884	6,379	5,349	1,053	325	–	19,990
Yield (1) %	1.3	1.7	3.7	3.8	4.3	–	2.3
Other debt	718	872	1,553	141	185	–	3,469
Yield (1) %	1.5	1.8	2.0	2.6	2.6	–	1.9
	10,455	12,282	28,349	3,017	1,740	–	55,843
Equity instruments
Preferred equity instruments	–	–	–	–	–	280	280
Common shares	–	–	–	–	–	1,025	1,025
						1,305	1,305
Total FVOCI	10,455	12,282	28,349	3,017	1,740	1,305	57,148
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	692	868	5,121	–	–	–	6,681
U.S. treasury and other U.S. agency debt	197	988	3,266	–	11	–	4,462
Other foreign government debt	354	1,193	966	502	116	–	3,131
Corporate debt	637	1,113	4,414	246	59	–	6,469
	1,880	4,162	13,767	748	186	–	20,743
Fair value through profit or loss
Equity instruments	–	–	–	–	–	505	505
Total investment securities	$12,335	$16,444	$42,116	$3,765	$1,926	$1,810	$78,396
Total by currency (in Canadian equivalent):
Canadian dollar	$2,918	$1,828	$11,478	$357	$1,102	$967	$18,650
U.S. dollar	1,797	8,384	26,137	2,053	354	366	39,091
Mexican peso	640	541	892	282	—	15	2,370
Other currencies	6,980	5,691	3,609	1,073	470	462	18,285
Total investment securities	$12,335	$16,444	$42,116	$3,765	$1,926	$1,810	$78,396

(1)	Represents the weighted-average yield of fixed income securities.

Schdule of Analysis of Net Gain on Sale of Investment Securities
The following table presents the net gain on sale of investment securities:

For the year ended October 31 ($ millions)	2019 (1)		2018 (1)		2017
Net realized gains	$	n/a	$	n/a	$399
Debt instruments measured at amortized cost		34		–	–
Debt investment securities measured at fair value through other comprehensive income (FVOCI)		317		146	n/a
Total net realized gains on investment securities		351		146	399
Impairment losses		–		–	19	(2)
Net gain on sale of investment securities		$351		$146	$380

(1) The	amounts for years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated.
(2) In	2017, impairment losses were comprised of $14 from equity securities and $5 from other debt securities.